Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets Details [Abstract]
Goodwill	$ 3,181	$ 3,172	$ 2,639
Deferred tax assets, net	2,458	2,875
Prepaid expenses	1,960	2,378
Other intangible assets, at amortized cost	993	1,149
Derivative assets	593	915
Restricted cash	568	584
Other	1,665	1,582
Other assets (includes restricted cash of consolidated variable interest entities)	$ 11,418	$ 12,655